UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10335

Name of Fund: BlackRock New Jersey Municipal Income Trust (BNJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New Jersey

Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2013

Date of reporting period: 10/31/2012

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2012 (Unaudited)	BlackRock New Jersey Municipal Income Trust (BNJ) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds

New Jersey — 123.2%
Corporate — 9.2%
Middlesex County Improvement Authority, RB, Subordinate, Heldrich Center Hotel, Series B, 6.25%, 1/01/37 (a)(b)	$1,790	$133,623
New Jersey EDA, RB, Continental Airlines Inc. Project, AMT (c):
7.00%, 11/15/30	3,450	3,462,834
7.20%, 11/15/30	2,000	2,007,480
New Jersey EDA, Refunding RB, AMT, New Jersey American Water Co., Inc. Project:
Series A, 5.70%, 10/01/39	1,500	1,680,780
Series B, 5.60%, 11/01/34	1,275	1,453,895
Salem County Pollution Control Financing Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 6/01/29	2,400	2,664,840
		11,403,452
County/City/Special District/School District — 14.7%
Bergen County New Jersey Improvement Authority, Refunding RB, Fair Lawn Community Center, Inc. Project, 5.00%, 9/15/34	785	939,771
City of Margate City New Jersey, GO, Refunding, Improvement, 5.00%, 1/15/28	1,085	1,253,707
City of Perth Amboy New Jersey, GO, Refunding, CAB (AGM):
5.00%, 7/01/34	1,075	1,163,548
5.00%, 7/01/35	175	188,468
Essex County Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	1,440	1,908,043
5.50%, 10/01/29	2,630	3,509,709
Hudson County Improvement Authority, RB, Harrison Parking Facility Project, Series C (AGC):
5.25%, 1/01/39	2,000	2,237,200
5.38%, 1/01/44	2,400	2,697,072
Newark Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 4.38%, 1/01/37	2,600	2,606,240
Union County Improvement Authority, RB, Guaranteed Lease-Family Court Building Project, 5.00%, 5/01/42	1,515	1,738,220
		18,241,978
Education — 13.2%
New Jersey EDA, RB, School Facilities Construction, Series CC-2, 5.00%, 12/15/31	1,525	1,730,280

	Par (000)	Value
Municipal Bonds

New Jersey (continued)
Education (concluded)
New Jersey Educational Facilities Authority, RB, Montclair State University, Series J, 5.25%, 7/01/38	$580	$640,198
New Jersey Educational Facilities Authority, Refunding RB: College of New Jersey, Series D (AGM), 5.00%, 7/01/35	3,230	3,544,796
Georgian Court University, Series D, 5.00%, 7/01/33	250	264,680
Kean University, Series A, 5.50%, 9/01/36	2,060	2,360,904
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	660	745,919
Ramapo College, Series B, 5.00%, 7/01/42	265	301,074
University of Medicine & Dentistry, Series B, 7.50%, 12/01/32	1,450	1,826,260
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/29	2,055	2,377,409
Series 1A, 5.00%, 12/01/25	535	588,554
Series 1A, 5.00%, 12/01/26	350	384,363
Series 1A, 5.25%, 12/01/32	500	554,460
New Jersey Institute of Technology, RB, Series A, 5.00%, 7/01/42	970	1,108,080
		16,426,977
Health — 17.1%
New Jersey EDA, RB: First Mortgage, Lions Gate Project, Series A, 5.75%, 1/01/25	500	506,700
First Mortgage, Lions Gate Project, Series A, 5.88%, 1/01/37	855	860,267
Masonic Charity Foundation Project, 5.50%, 6/01/31	875	884,783
New Jersey EDA, Refunding RB:
First Mortgage, Winchester, Series A, 5.75%, 11/01/24	4,050	4,162,711
Seabrook Village, Inc. Facility, 5.25%, 11/15/26	1,790	1,835,054
New Jersey Health Care Facilities Financing Authority, RB (AGC):
Meridian Health, Series I, 5.00%, 7/01/38	740	794,605
Virtua Health, 5.50%, 7/01/38	1,250	1,395,075
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 7/01/37	900	1,121,796

BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	OCTOBER 31, 2012	1

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds

New Jersey (continued)
Health (concluded)
New Jersey Health Care Facilities Financing Authority, Refunding RB (concluded):
AHS Hospital Corp., 6.00%, 7/01/41	$1,045	$1,294,347
Barnabas Health, Series A, 5.63%, 7/01/32	580	657,505
Barnabas Health, Series A, 5.63%, 7/01/37	1,605	1,803,089
Kennedy Health System, 5.00%, 7/01/37	120	130,944
Kennedy Health System, 5.00%, 7/01/42	500	546,445
Meridian Health System Obligated Group Issue, 5.00%, 7/01/26	970	1,107,216
Robert Wood Johnson, 5.00%, 7/01/31	500	551,150
South Jersey Hospital, 5.00%, 7/01/46	1,650	1,709,021
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	1,750	1,806,630
		21,167,338
Housing — 10.9%
Middlesex County Improvement Authority, RB, AMT (Fannie Mae):
Administration Building Residential Project, 5.35%, 7/01/34	1,400	1,401,568
New Brunswick Apartments Rental Housing, 5.30%, 8/01/35	4,335	4,339,899
New Jersey State Housing & Mortgage Finance Agency, RB:
M/F, Series A, 4.55%, 11/01/43	1,540	1,589,372
S/F Housing, Series CC, 5.00%, 10/01/34	1,445	1,560,802
S/F Housing, Series X, AMT, 4.85%, 4/01/16	995	1,024,163
Series A, 4.75%, 11/01/29	1,185	1,261,871
Series AA, 6.38%, 10/01/28	1,055	1,142,998
Series AA, 6.50%, 10/01/38	1,190	1,259,627
		13,580,300
State — 28.2%
Garden State Preservation Trust, RB, CAB, Series B (AGM), 3.21%, 11/01/26 (d)	6,000	3,841,740
New Jersey EDA, RB:
Kapkowski Road Landfill Project, Series B, AMT, 6.50%, 4/01/31	5,000	5,929,150

	Par (000)	Value
Municipal Bonds

New Jersey (continued)
State (concluded)
New Jersey EDA, RB (concluded):
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	$1,365	$1,687,440
School Facilities Construction, Series KK, 5.00%, 3/01/35	1,000	1,134,530
School Facilities Construction, Series KK, 5.00%, 3/01/38	785	888,502
School Facilities Construction, Series Z (AGC), 5.50%, 12/15/34	3,000	3,440,010
New Jersey EDA, Refunding RB:
5.00%, 6/15/26	810	912,157
(AGM), 5.00%, 6/15/22	2,940	3,425,306
Cigarette Tax, 5.00%, 6/15/29	1,000	1,112,970
Kapkowski Road Landfill Project, 6.50%, 4/01/28	2,500	3,001,775
School Facilities Construction, Series GG, 5.25%, 9/01/26	3,500	4,133,255
New Jersey Health Care Facilities Financing Authority, RB, Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	2,350	2,570,618
State of New Jersey, COP, Equipment Lease Purchase, Series A:
5.25%, 6/15/27	2,000	2,268,500
5.25%, 6/15/28	600	678,204
		35,024,157
Transportation — 27.2%
Delaware River Port Authority of Pennsylvania & New Jersey, RB, Series D, 5.00%, 1/01/40	800	894,800
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 1/01/35	620	717,098
Series E, 5.25%, 1/01/40	1,970	2,217,767
New Jersey State Turnpike Authority, Series B, Refunding RB, 5.00%, 1/01/30	1,415	1,665,412
New Jersey Transportation Trust Authority, RB, Transportation System:
CAB, Series C (AGM), 4.40%, 12/15/32 (d)	4,000	1,667,200
Series A, 6.00%, 6/15/35	4,135	5,103,004
Series A, 5.88%, 12/15/38	1,770	2,060,138
Series A, 6.00%, 12/15/38	945	1,108,797
Series A, 5.50%, 6/15/41	1,000	1,169,610
Series A (AGC), 5.50%, 12/15/38	1,000	1,138,240
Series B, 5.25%, 6/15/36	2,500	2,889,525
Series B, 5.00%, 6/15/42	1,320	1,488,208
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, Special Project, Series 6:
6.00%, 12/01/42	1,430	1,668,796
AMT (NPFGC), 5.75%, 12/01/22	6,000	6,001,980

BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	OCTOBER 31, 2012	2

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds

New Jersey (concluded)
Transportation (concluded)
Port Authority of New York & New Jersey, Refunding RB, Consolidated 152nd Series, AMT, 5.75%, 11/01/30	$1,750	$2,064,212
South Jersey Transportation Authority, Refunding RB, Series A:
5.00%, 11/01/27	1,000	1,161,680
5.00%, 11/01/28	305	352,513
5.00%, 11/01/29	305	351,949
		33,720,929
Utilities — 2.7%
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC), 4.50%, 9/01/33 (d)	2,000	791,720
Union County Utilities Authority, Refunding RB, New Jersey Solid Waste System, County Deficiency Agreement, Series A, 5.00%, 6/15/41	2,185	2,512,969
		3,304,689
Total Municipal Bonds in New Jersey		152,869,820

Puerto Rico — 13.4%
Housing — 3.5%
Puerto Rico Housing Finance Authority, RB, Mortgage-Backed Securities, Series B, AMT (Ginnie Mae), 5.30%, 12/01/28	2,160	2,162,722
Puerto Rico Housing Finance Authority, Refunding RB, Mortgage-Backed Securities, Series A (Ginnie Mae), 5.20%, 12/01/33	2,160	2,163,283
		4,326,005
State — 9.9%
Puerto Rico Public Buildings Authority, RB, CAB, Series D (AMBAC), 5.45%, 7/01/17 (e)	3,665	4,408,665
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A:
5.75%, 8/01/37	3,075	3,396,122
6.00%, 8/01/42	2,250	2,488,523
Puerto Rico Sales Tax Financing Corp., Refunding RB, First Sub, Series C, 6.00%, 8/01/39	1,740	1,947,669
		12,240,979
Total Municipal Bonds in Puerto Rico		16,566,984
Total Municipal Bonds – 136.6%		169,436,804

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)

New Jersey — 16.1%
Education — 4.2%
New Jersey EDA, RB, School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	$3,000	$3,531,030
Rutgers State University of New Jersey, Refunding RB, Series F, 5.00%, 5/01/39	1,499	1,674,195
		5,205,225
Transportation — 6.8%
New Jersey Transportation Trust Authority, RB, Transportation System, Series A (AGM), 5.00%, 12/15/32	2,000	2,308,980
Port Authority of New York & New Jersey, RB, Consolidated, 152nd Series, AMT, 5.00%, 10/15/41	3,495	3,870,712
Port Authority of New York & New Jersey, Refunding RB, 152nd Series, AMT, 5.25%, 11/01/35	2,039	2,254,006
		8,433,698
Utilities — 5.1%
Union County Utilities Authority, Refunding RB, New Jersey Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	5,710	6,377,956
Total Municipal Bonds in New Jersey		20,016,879

Puerto Rico — 1.1%
State — 1.1%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Senior Series C, 5.25%, 8/01/40	1,180	1,295,251
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)–17.2%		21,312,130
Total Long-Term Investments (Cost – $174,963,836) – 153.8%		190,748,934

BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	OCTOBER 31, 2012	3

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ) (Percentages shown are based on Net Assets)

Shares		Value
Short-Term Securities

BIF New Jersey Municipal Money Trust (g)(h)	992,557	$992,557
Total Short-Term Securities (Cost – $992,557) – 0.8%		992,557
Total Investments (Cost—$175,956,393*) – 154.6%		191,741,491
Other Assets Less Liabilities – 1.7%		2,051,590
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (8.6)%		(10,641,358)
VMTP Shares, at Liquidation Value – (47.7)%		(59,100,000)
Net Assets Applicable to Common Shares – 100.0%		$124,051,723

*	As of October 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$165,336,978
Gross unrealized appreciation	$17,398,885
Gross unrealized depreciation	(1,627,918)
Net unrealized appreciation	$15,770,967

(a)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(b)	Non-income producing security.
(c)	Variable rate security. Rate shown is as of report date.
(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(e)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(g)	Investments in issuers considered to be an affiliate of the Trust during the period ended October 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at October 31, 2012	Income

BIF New Jersey Municipal Money Trust	2,329,356	(1,336,799)	992,557	$—

(h)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
Fannie Mae	Federal National Mortgage Obligation
Ginnie Mae	Government National Mortgage Obligation
GO	General Obligation Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

•	For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	OCTOBER 31, 2012	4

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Income Trust (BNJ)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$190,748,934	—	$190,748,934
Short-Term Securities	$992,557	—	—	992,557
Total	$992,557	$190,748,934	—	$191,741,491
[1]	See above Schedule of Investments for values in each sector.

Certain of the Trust’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2012, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	—	$(94,684)	—	$(94,684)
TOB trust Certificates	—	(10,633,546)	—	(10,633,546)
VMTP Shares	—	(59,100,000)	—	(59,100,000)
Total	—	$(69,828,230)	—	$(69,828,230)

There were no transfers between levels during the period ended October 31, 2012.

BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	OCTOBER 31, 2012	5

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities
Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New Jersey Municipal Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Income Trust

Date:	December 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Income Trust

Date:	December 21, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New Jersey Municipal Income Trust

Date:	December 21, 2012